UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter March 31, 2018 Franklin Strategic Mortgage Portfolio Sign up for electronic delivery at franklintempleton.com/edelivery

Franklin Templeton Investments

Why choose Franklin Templeton Investments?

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months ended March 31, 2018, upbeat economic data, generally supportive monetary policies and better corporate earnings combined with the passage of the US tax reform bill aided investor sentiment. However, some investors expressed concerns about President Trump’s protectionist trade policies, as well as trade tensions between the US and China.

The US Federal Reserve (Fed) began reducing its balance sheet in October 2017 and raised its target for the federal funds rate 0.25% from a range of 1.00% to 1.25% to a range of 1.25% to 1.50% in December. After the Fed left its target unchanged at its January 2018 meeting, in March the Fed raised it 0.25% from a range of 1.25% to 1.50% to a range of 1.50% to 1.75% and maintained its forecast of three rate increases in 2018, while upgrading its economic forecasts for 2018 and 2019. The 10-year US Treasury yield began the period at 2.33% and ended the period at 2.74%. Investment-grade bonds, as measured by the Bloomberg Barclays US Aggregate Bond Index, had a negative 1.08% total return.1

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

We believe active, professional investment management serves investors well. We also recognize the important role of financial advisors in today’s markets and encourage investors to continue to seek their advice. Amid changing markets and economic conditions, we are confident investors with a

CFA® is a trademark owned by CFA Institute.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

well-diversified portfolio and a patient, long-term outlook should be well positioned for the years ahead.

Franklin Strategic Mortgage Portfolio’s semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Christopher J. Molumphy, CFA

President and Chief Executive Officer –

Investment Management

Franklin Strategic Mortgage Portfolio

This letter reflects our analysis and opinions as of March 31, 2018, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the semiannual report	1

Contents

Semiannual Report

Franklin Strategic Mortgage Portfolio	3

Performance Summary	7

Your Fund’s Expenses	9

Financial Highlights and Statement of Investments	11

Financial Statements	22

Notes to Financial Statements	26

Shareholder Information	35

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Strategic Mortgage Portfolio

This semiannual report for Franklin Strategic Mortgage Portfolio covers the period ended March 31, 2018.

Your Fund’s Goal and Main Investments

The Fund seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the US government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.1

Performance Overview

For the six months ended March 31, 2018, the Fund’s Class A shares had a -1.05% total return. In comparison, the Fund’s primary benchmark, the Bloomberg Barclays US Mortgage-Backed Securities (MBS) Fixed Rate Index, which measures the performance of investment-grade fixed-rate mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, had a -1.04% total return.2 In comparison, the Fund’s secondary benchmark, the Citigroup US Broad Investment-Grade Mortgage Index, which tracks the performance of 30- and 15-year Ginnie Mae, Fannie Mae and Freddie Mac securities, as well as Fannie Mae and Freddie Mac balloon mortgages, had a -1.13% total return.2 The Lipper US Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the US government and certain federal agencies, had a -0.85% total return.3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Portfolio Composition

Based on Total Investments as of 3/31/18

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The US economy continued to grow during the six months under review. The economy expanded in 2017’s fourth quarter, though at a slower pace compared to the third quarter. Growth continued to moderate in 2018’s first quarter due to a slowdown in consumer spending, residential fixed investment, exports, and state and local government spending. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.2% in September 2017

1. Guarantees of timely payment of principal and interest do not apply to the market prices and yield of the security or to the net asset value or performance of the Fund. Ginnie Mae pass-through securities are backed by the full faith and credit of the US government. Although US government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the US Treasury. Please refer to the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities.

2. Source: Morningstar.

3. Source: Lipper, a Thomson Reuters Company. For the six months ended 3/31/18, this category consisted of 120 funds. Lipper calculations do not include sales charges or subsidization by a fund’s manager. The Fund’s performance relative to the average might have differed if these or other factors had been considered.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 16.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

to 4.1% at period-end.4 Monthly retail sales grew early in the period but subsequently declined for three consecutive months, rebounding at period-end amid robust automobile sales. Annual inflation, as measured by the Consumer Price Index increased from 2.2% in September 2017 to 2.4% at period-end.4

The US Federal Reserve (Fed) began reducing its balance sheet in October 2017 and raised its target range for the federal funds rate 0.25% to 1.25%–1.50% in December. In February 2018, Jerome Powell succeeded Janet Yellen as Fed Chair and spoke before Congress for the first time. He indicated that the Fed saw signs of a continued strong labor market and economic growth. He reiterated the Fed’s intention to gradually raise interest rates in an effort to keep the economy from overheating as inflation increases toward the Fed’s 2% target. However, he noted that there was no evidence of the economy overheating and that he is yet to see a clear upward move in wages. At its March meeting, the Fed raised its target range for the federal funds rate 0.25% to 1.50%–1.75% and maintained its forecast of three rate increases in 2018. Additionally, the Fed upgraded its economic forecasts for 2018 and 2019, and its rate projections indicated the number of rate hikes would increase in 2019 and 2020.

The 10-year Treasury yield, which moves inversely to its price, increased during the period. The yield rose amid easing concerns about the Fed’s balance sheet normalization beginning in October, the passage of the tax reform bill in December and indications of higher inflation in the first two months of 2018, which pushed the yield to a four-year high in February 2018. However, several factors weighed on the Treasury yield at certain points during the period, including political uncertainties in the US and tensions between the US and North Korea. Additionally, concerns about the Trump administration’s protectionist trade policies and escalating trade tensions between the US and China weighed on the Treasury yield toward period-end. Overall, the 10-year Treasury yield rose from 2.33% at the beginning of the period to 2.74% at period-end.

Investment Strategy

Under normal market conditions, we invest at least 80% of the Fund’s net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the US government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac.1 These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS). The Fund may purchase or sell mortgage securities on a delayed-delivery or forward commitment basis through the “to-be-announced” (TBA) market. We may also invest in other types of mortgage securities that may be issued by private issuers, including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), credit risk transfer securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs) and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. The Fund also may invest in U.S. Treasury securities. The Fund may invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage securities. In addition, the Fund may invest up to 20% of its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by Standard & Poor’s, or Baa by Moody’s, respectively, or, if unrated, deemed to be of comparable quality by the investment manager. The Fund may also invest up to 33% of its gross assets in mortgage dollar rolls. The Fund may invest a small portion of its assets directly in whole mortgage loans.

Dividend Distributions*

10/1/17–3/31/18

	Dividend per Share (cents)
Month	Class A	Class A1	Class C	Class R6	Advisor Class
October	1.6001	1.8341	1.2741	2.1409	1.8653
November	3.4369	3.6299	3.1385	3.7190	3.6249
December	2.1043	2.2903	1.8091	2.3729	2.2872
January	2.5444	2.7548	2.2103	2.8501	2.7505
February	2.3819	2.5579	2.1029	2.6556	2.5543
March	2.2118	2.3927	1.9375	2.4746	2.3894
Total	14.2794	15.4597	12.4724	16.2131	15.4716

*The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Manager’s Discussion

US economic indicators were generally encouraging during the reporting period. From a perspective of excess returns over

4. Source: Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Treasuries of similar duration, emerging markets bonds performed well. Other major fixed income sectors that delivered notable positive excess returns, as measured by Bloomberg Barclays indexes, included high yield and investment grade corporate credit and commercial mortgage-backed securities (CMBS). In contrast, agency mortgage backed securities (MBS) underperformed Treasuries. Within the agency mortgage pass-through sector, Fannie Mae (FNMA) MBS was the best performing sector, outperforming Freddie Mac (FHLMC) MBS and GNMA MBS.

MBS conditions remained supportive and the prepayment outlook fairly benign. With this backdrop, despite tight overall valuations, we are constructive on MBS fundamentals. The continued wind down of the Federal Reserve’s System Open Market Account (SOMA) stands to be a key influence on the market as we move into the later part of the year. Despite relatively constant net supply, the Fed’s balance sheet runoff and an investor base that is mainly even-weight could pressure the sector.

In our analysis, the Fed’s continued reinvestment of principal proceeds back into agency MBS, combined with relatively moderate supply, provided some technical support for the sector during the six-month period under review. Without the Fed’s support, we believe MBS are more vulnerable to supply shocks until alternative demand sources emerge. Banks, mortgage real estate investment trusts, overseas investors and domestic money managers are possible sources, but in our view they would need to increase their allocation to the MBS sector to compensate for the Fed’s reduced presence in the sector. As we move closer to the Fed ceasing reinvestment, coupled with tight spreads, we believe MBS could experience higher volatility. From a historical standpoint, mortgage rates remain at the lower end of their range. Although mortgage rates have remained low, our overall prepayment expectations remain anchored, and we feel prepayments could potentially moderate with mortgage rates staying range bound and underwriting standards remaining relatively tight.

The Fund’s exposure to non-agency residential MBS (RMBS) and CMBS contributed to performance relative to the benchmark. Our shorter duration positioning also contributed to relative performance as interest-rate movements helped the portfolio. Our allocation to fixed-rate agency MBS contributed to returns but security selection within the sector hurt performance.

At period-end, the portfolio’s heaviest allocations were in fixed-rate agency MBS. We added to the sector over the period, but remained underweight agency MBS relative to the

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

benchmark index, as we felt better opportunities remained in the non-agency sector. Within the agency MBS sector, we increased our allocation to 4.0% and 3.5% coupon securities and reduced our exposure to 3.0% MBS. The portfolio’s heaviest mortgage allocations were in 3.5% and 4.0% coupon securities. We were overweight the CMBS sector relative to the benchmark, but reduced exposure over the period. We prefer to remain at the top of the capital structure as commercial real estate (CRE) prices have surpassed pre-financial crisis levels, rent growth is slowing, and capitalization rates are trending higher. We were overweight the RMBS sector relative to the benchmark, where we found both fundamental and technical forces remained positive, but slightly pared allocation over the period.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.

Roger A. Bayston, CFA

Paul Varunok

David Yuen, CFA, FRM

Portfolio Management Team

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2018, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Performance Summary as of March 31, 2018

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/181

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
A4
6-Month	-1.05%	-5.21%
1-Year	+0.74%	-3.50%
5-Year	+10.01%	+1.04%
10-Year	+44.41%	+3.30%
Advisor[5]
6-Month	-0.92%	-0.92%
1-Year	+1.00%	+1.00%
5-Year	+11.39%	+2.18%
10-Year	+48.22%	+4.01%

	Distribution	30-Day Standardized Yield[7]
Share Class	Rate[6]	(with waiver)	(without waiver)
A	2.94%	3.12%	2.97%
Advisor	3.32%	3.52%	3.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

PERFORMANCE SUMMARY

Distributions (10/1/17–3/31/18)

Share Class	Net Investment Income
A	$0.142794
A1	$0.154597
C	$0.124724
R6	$0.162131
Advisor	$0.154716

Total Annual Operating Expenses8

Share Class	With Waiver	Without Waiver
A	1.01%	1.15%
Advisor	0.76%	0.90%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The fund may be affected by issuers that fail to make interest payments and repay principal when due. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/19. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Class A shares were +16.08% and +1.73%.

5. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on the Fund’s oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and (b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +17.88% and +2.71%.

6. Distribution rate is based on an annualization of the sum of distributions per share for the 30 days of March and the maximum offering price (NAV for Advisor Class) on 3/31/18.

7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 10/1/17	Value 3/31/18	10/1/17–3/31/18[1,2]	Value 3/31/18	10/1/17–3/31/18[1,2]	Ratio[2]
A	$1,000	$989.50	$5.46	$1,019.45	$5.54	1.10%
A1	$1,000	$990.80	$4.22	$1,020.69	$4.28	0.85%
C	$1,000	$988.70	$7.44	$1,017.45	$7.54	1.50%
R6	$1,000	$991.60	$3.62	$1,021.29	$3.68	0.73%
Advisor	$1,000	$990.80	$4.22	$1,020.69	$4.28	0.85%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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YOUR FUND’S EXPENSES

There were decreases in Fund expenses that occurred during the Fund’s most recent fiscal half-year that affected the information in the expense table above. The table below reflects Fund expenses had those changes been in place throughout the entire most recent fiscal half-year.

		Actual		Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 10/1/17	Value 3/31/18	10/1/17–3/31/18[1,2]	Value 3/31/18	10/1/17–3/31/18[1,2]	Ratio[2]
A	$1,000	$989.50	$4.96	$1,019.95	$5.04	1.00%
A1	$1,000	$990.80	$3.72	$1,021.19	$3.78	0.75%
C	$1,000	$988.70	$6.94	$1,017.95	$7.04	1.40%
R6	$1,000	$991.60	$3.18	$1,021.74	$3.23	0.64%
Advisor	$1,000	$990.80	$3.72	$1,021.19	$3.78	0.75%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—as if it has been in effect throughout the entire six-month period, multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Financial Highlights

	Six Months Ended March 31, 2018	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013

Class A

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.34	$ 9.57	$ 9.49	$ 9.43	$ 9.37	$ 9.69

Income from investment operations[a]:

Net investment income	0.104	0.147	0.144	0.185	0.249	0.229

Net realized and unrealized gains (losses)	(0.191)	(0.106)	0.135	0.088	0.218	(0.202)

Total from investment operations	(0.087)	0.041	0.279	0.273	0.467	0.027

Less distributions from:

Net investment income	(0.143)	(0.267)	(0.199)	(0.213)	(0.407)	(0.347)

Tax return of capital	—	(0.004)	—	—	—	—

Total distributions	(0.143)	(0.271)	(0.199)	(0.213)	(0.407)	(0.347)

Net asset value, end of period	$ 9.11	$ 9.34	$ 9.57	$ 9.49	$ 9.43	$ 9.37

Total return[b]	(1.05)%	0.45%	2.98%	2.91%	5.09%	0.28%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	1.16%	1.17%	1.00%	1.01%	1.06%	0.96%

Expenses net of waiver and payments by affiliates	1.10% [d]	1.16% [d]	0.99% [d]	1.01% [e]	1.06% [e]	0.96%

Net investment income	2.34%	1.82%	1.47%	1.84%	2.37%	2.04%

Supplemental data

Net assets, end of period (000’s)	$18,399	$21,143	$34,191	$26,328	$9,920	$8,627

Portfolio turnover rate	148.82%	244.09%	551.77%	614.11%	514.95%	674.91%

Portfolio turnover rate excluding mortgage dollar rolls[f]	105.98%	111.62%	185.40%	172.54%	133.55%	252.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

fSee Note 1(e) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013

Class A1

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.35	$ 9.58	$ 9.49	$ 9.44	$ 9.38	$ 9.69

Income from investment operations[a]:

Net investment income	0.118	0.177	0.160	0.197	0.232	0.190

Net realized and unrealized gains (losses)	(0.203)	(0.113)	0.153	0.090	0.259	(0.129)

Total from investment operations	(0.085)	0.064	0.313	0.287	0.491	0.061

Less distributions from:

Net investment income	(0.155)	(0.289)	(0.223)	(0.237)	(0.431)	(0.371)

Tax return of capital	—	(0.005)	—	—	—	—

Total distributions	(0.155)	(0.294)	(0.223)	(0.237)	(0.431)	(0.371)

Net asset value, end of period	$ 9.11	$ 9.35	$ 9.58	$ 9.49	$ 9.44	$ 9.38

Total return[b]	(0.92)%	0.70%	3.34%	3.06%	5.35%	0.64%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	0.91%	0.92%	0.75%	0.76%	0.81%	0.71%

Expenses net of waiver and payments by affiliates	0.85% [d]	0.91% [d]	0.74% [d]	0.76% [e]	0.81% [e]	0.71%

Net investment income	2.59%	2.07%	1.72%	2.09%	2.62%	2.29%

Supplemental data

Net assets, end of period (000’s)	$37,502	$40,844	$53,432	$59,352	$64,325	$75,609

Portfolio turnover rate	148.82%	244.09%	551.77%	614.11%	514.95%	674.91%

Portfolio turnover rate excluding mortgage dollar rolls[f]	105.98%	111.62%	185.40%	172.54%	133.55%	252.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

fSee Note 1(e) regarding mortgage dollar rolls.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013

Class C

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.34	$ 9.57	$ 9.49	$ 9.43	$ 9.37	$ 9.69

Income from investment operations[a]:

Net investment income	0.085	0.112	0.112	0.142	0.207	0.167

Net realized and unrealized gains (losses)	(0.190)	(0.109)	0.130	0.093	0.223	(0.178)

Total from investment operations	(0.105)	0.003	0.242	0.235	0.430	(0.011)

Less distributions from:

Net investment income	(0.125)	(0.229)	(0.162)	(0.175)	(0.370)	(0.309)

Tax return of capital	—	(0.004)	—	—	—	—

Total distributions	(0.125)	(0.233)	(0.162)	(0.175)	(0.370)	(0.309)

Net asset value, end of period	$ 9.11	$ 9.34	$ 9.57	$ 9.49	$ 9.43	$ 9.37

Total return[b]	(1.13)%	0.06%	2.57%	2.51%	4.68%	(0.11)%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	1.56%	1.57%	1.40%	1.41%	1.46%	1.36%

Expenses net of waiver and payments by affiliates	1.50% [d]	1.56% [d]	1.39% [d]	1.41% [e]	1.46% [e]	1.36%

Net investment income	1.94%	1.42%	1.07%	1.44%	1.97%	1.64%

Supplemental data

Net assets, end of period (000’s)	$5,276	$6,308	$9,468	$4,067	$2,409	$2,137

Portfolio turnover rate	148.82%	244.09%	551.77%	614.11%	514.95%	674.91%

Portfolio turnover rate excluding mortgage dollar rolls[f]	105.98%	111.62%	185.40%	172.54%	133.55%	252.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

fSee Note 1(e) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017[a]
Class R6
Per share operating performance (for a share outstanding throughout the period)
Net asset value, beginning of period	$ 9.33	$ 9.38

Income from investment operations[b]:
Net investment income	0.076	0.003
Net realized and unrealized gains (losses)	(0.154)	(0.002)

Total from investment operations	(0.078)	0.001

Less distributions from:
Net investment income	(0.162)	(0.050)
Tax return of capital	—	(0.001)

Total distributions	(0.162)	(0.051)

Net asset value, end of period	$ 9.09	$ 9.33

Total return[c]	(0.84)%	0.01%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.99%	1.83%
Expenses net of waiver and payments by affiliates	0.73% [e]	0.75%[e]
Net investment income	2.71%	2.23%

Supplemental data
Net assets, end of period (000’s)	$439	$5
Portfolio turnover rate	148.82%	244.09%
Portfolio turnover rate excluding mortgage dollar rolls[f]	105.98%	111.62%

aFor the period August 1, 2017 (effective date) to September 30, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cTotal return is not annualized for periods less than one year.

dRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

eBenefit of expense reduction rounds to less than 0.01%.

fSee Note 1(e) regarding mortgage dollar rolls.

14	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended March 31, 2018	Year Ended September 30,
	(unaudited)	2017	2016	2015	2014	2013

Advisor Class

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$ 9.33	$ 9.57	$ 9.48	$ 9.43	$ 9.37	$ 9.69

Income from investment operations[a]:

Net investment income	0.121	0.187	0.146	0.199	0.371	0.252

Net realized and unrealized gains (losses)	(0.196)	(0.133)	0.166	0.087	0.119	(0.201)

Total from investment operations	(0.075)	0.054	0.312	0.286	0.490	0.051

Less distributions from:

Net investment income	(0.155)	(0.289)	(0.222)	(0.236)	(0.430)	(0.371)

Tax return of capital	—	(0.005)	—	—	—	—

Total distributions	(0.155)	(0.294)	(0.222)	(0.236)	(0.430)	(0.371)

Net asset value, end of period	$ 9.10	$ 9.33	$ 9.57	$ 9.48	$ 9.43	$ 9.37

Total return[b]	(0.92)%	0.70%	3.34%	3.06%	5.35%	0.54%

Ratios to average net assets[c]

Expenses before waiver and payments by affiliates	0.91%	0.92%	0.75%	0.76%	0.81%	0.71%

Expenses net of waiver and payments by affiliates	0.85% [d]	0.91% [d]	0.74% [d]	0.76% [e]	0.81% [e]	0.71%

Net investment income	2.59%	2.07%	1.72%	2.09%	2.62%	2.29%

Supplemental data

Net assets, end of period (000’s)	$6,606	$7,632	$8,264	$12,651	$9,049	$3,007

Portfolio turnover rate	148.82%	244.09%	551.77%	614.11%	514.95%	674.91%

Portfolio turnover rate excluding mortgage dollar rolls[f]	105.98%	111.62%	185.40%	172.54%	133.55%	252.41%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

fSee Note 1(e) regarding mortgage dollar rolls.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	15

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, March 31, 2018 (unaudited)

		Principal Amount*	Value
	Corporate Bonds 0.1%
	Insurance Brokers 0.0%†
a	Ambac Assurance Corp., Subordinated Note, 144A, 5.10%, 6/07/20	$237	$315
a,b	Ambac LSNI LLC, first lien, 144A, FRN, 6.811%, (3-month USD LIBOR + 5.00%), 2/12/23 (Cayman Islands)	1,141	1,156

	Real Estate Services 0.1%
	American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	100,000	98,120

	Total Corporate Bonds (Cost $99,449)		99,591

	U.S. Government and Agency Securities 0.7%
	U.S. Treasury Bond,
	4.75%, 2/15/37	225,000	287,666
	4.25%, 11/15/40	131,000	159,694

	Total U.S. Government and Agency Securities (Cost $482,283)		447,360

	Asset-Backed Securities and Commercial Mortgage-Backed Securities 28.7%
	Finance 28.7%
c	American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 4.168%, (6-month USD LIBOR + 2.00%),
	6/25/45	127,897	132,386
a	American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52	152,390	154,308
a,d,e	Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	8,131
c	Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.752%, (1-month USD LIBOR + 0.88%), 11/25/34	56,490	56,272
f	Bear Stearns Commercial Mortgage Securities Trust, 2005-T20, E, FRN, 5.105%, 10/12/42	215,000	196,574
f	CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.243%, 7/15/44	39,682	39,640
	CD Mortgage Trust, 2016-CD2, A4, 3.526%, 11/10/49	175,000	175,421
a	Centerline REIT Inc.,
	2004-RR3, A2, 144A, 4.76%, 9/21/45	32,199	32,379
	2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	195,168
	Citigroup Commercial Mortgage Trust,
	2006-C5, AJ, 5.482%, 10/15/49	151,503	145,857
	2015-GC31, A4, 3.762%, 6/10/48	250,000	255,394
	2016-GC37, A4, 3.314%, 4/10/49	250,000	246,776
a,f	Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	44,323	44,590
a,c	Colony American Homes, 2015-1A, A, 144A, FRN, 2.918%, (1-month USD LIBOR + 1.20%), 7/17/32	283,285	284,404
a	Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	34,287	34,060
f,g	COMM Mortgage Trust, 2014-UBS4, XA, IO, FRN, 1.212%, 8/10/47	3,639,578	181,758
f	Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.736%, 7/10/38	170,000	156,720
f	Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	372,086	408,517
	Conseco Financial Corp.,
	1996-9, M1, 7.63%, 8/15/27	193,146	208,146
	1998-6, A8, 6.66%, 6/01/30	145,793	154,313
a	Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	375,000	375,215
	CSAIL Commercial Mortgage Trust,
	2015-C1, A4, 3.505%, 4/15/50	430,000	433,061
	[f,g] 2015-C2, XA, IO, FRN, 0.836%, 6/15/57	5,492,730	236,211
a,f	CSMC, 2009-15R, 3A1, 144A, FRN, 3.965%, 3/26/36	40,269	40,443
a,f	CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	142,206	140,148
c,h	CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 2.922%, (1-month USD LIBOR + 1.05%), 12/25/34	14,039	14,083
c	CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.622%, (1-month USD LIBOR + 0.75%), 3/25/34	91,772	92,457
a,f	Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	400,000	406,615

16	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Finance (continued)
c	FHLMC Structured Agency Credit Risk Debt Notes,
	2014-DN3, M3, FRN, 5.872%, (1-month USD LIBOR + 4.00%), 8/25/24	$222,568	$243,081
	2014-DN4, M3, FRN, 6.422%, (1-month USD LIBOR + 4.55%), 10/25/24	211,126	235,539
	2014-HQ1, M2, FRN, 4.372%, (1-month USD LIBOR + 2.50%), 8/25/24	59,198	59,619
	2014-HQ3, M3, FRN, 6.622%, (1-month USD LIBOR + 4.75%), 10/25/24	242,571	270,607
	2015-DN1, M3, FRN, 6.022%, (1-month USD LIBOR + 4.15%), 1/25/25	233,511	252,105
	[h] 2015-DNA3, B, FRN, 11.222%, (1-month USD LIBOR + 9.35%), 4/25/28	249,524	332,199
	2015-HQ1, M2, FRN, 4.072%, (1-month USD LIBOR + 2.20%), 3/25/25	66,571	67,079
	2015-HQ1, M3, FRN, 5.672%, (1-month USD LIBOR + 3.80%), 3/25/25	500,000	540,027
	2015-HQ2, M3, FRN, 5.122%, (1-month USD LIBOR + 3.25%), 5/25/25	250,000	283,020
	[h] 2015-HQA1, B, FRN, 10.672%, (1-month USD LIBOR + 8.80%), 3/25/28	249,479	314,597
	2016-HQ1, M1, FRN, 3.622%, (1-month USD LIBOR + 1.75%), 9/25/28	5,548	5,554
	2016-HQA2, M2, FRN, 4.122%, (1-month USD LIBOR + 2.25%), 11/25/28	249,994	256,248
c	FNMA, 2007-1, NF, FRN, 2.122%, (1-month USD LIBOR + 0.25%), 2/25/37	107,852	107,844
c	FNMA Connecticut Avenue Securities,
	2014-C02, 2M2, FRN, 4.472%, (1-month USD LIBOR + 2.60%), 5/25/24	378,430	400,518
	2014-C04, 1M1, FRN, 6.772%, (1-month USD LIBOR + 4.90%), 11/25/24	286,050	327,644
	2015-C01, 2M2, FRN, 6.422%, (1-month USD LIBOR + 4.55%), 2/25/25	205,457	223,102
	2017-C01, 1B1, FRN, 7.622%, (1-month USD LIBOR + 5.75%), 7/25/29	280,000	327,465
	2018-C02, 2M1, FRN, 2.522%, (1-month USD LIBOR + 0.65%), 8/25/30	77,507	77,556
a	FREMF Mortgage Trust,
	[b,f] 2011-K11, B, 144A, FRN, 4.425%, 12/25/48	170,000	175,722
	2018-K72, B, 144A, 3.992%, 12/25/50	210,000	204,972
f	GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	250,000	252,343
a	G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	84,597	83,578
	Green Tree Financial Corp., 1998-4, A7, 6.87%, 4/01/30	66,728	71,400
f	Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN, 5.736%, 7/10/38	69,097	69,185
f,g	GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 0.878%, 5/10/50	6,088,898	253,056
f,g	GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.824%, 3/10/50	3,242,435	197,395
c	GSAA Home Equity Trust, 2005-6, A3, FRN, 2.242%, (1-month USD LIBOR + 0.37%), 6/25/35	58,723	59,340
c	GSAMP Trust, 2005-HE3, M2, FRN, 2.877%, (1-month USD LIBOR + 1.005%), 6/25/35	78,537	79,081
a	Hilton USA Trust, 2016-SFP, C, 144A, 4.122%, 11/05/35	233,000	232,942
c	Home Equity Mortgage Trust, 2004-4, M3, FRN, 2.847%, (1-month USD LIBOR + 0.975%), 12/25/34	293,375	293,370
c	Impac Secured Assets Trust, 2007-2, FRN, 2.122%, (1-month USD LIBOR + 0.25%), 4/25/37	168,681	166,244
a,c	Invitation Homes Trust,
	2015-SFR1, A, 144A, FRN, 3.20%, (1-month USD LIBOR + 1.45%), 3/17/32	212,132	212,500
	2015-SFR2, A, 144A, FRN, 3.158%, (1-month USD LIBOR + 1.35%), 6/17/32	241,651	242,013
	2015-SFR2, C, 144A, FRN, 3.808%, (1-month USD LIBOR + 2.00%), 6/17/32	200,000	200,178
	2015-SFR3, A, 144A, FRN, 3.05%, (1-month USD LIBOR + 1.30%), 8/17/32	235,623	235,984
	2015-SFR3, C, 144A, FRN, 3.75%, (1-month USD LIBOR + 2.00%), 8/17/32	225,000	225,210
	JP Morgan Chase Commercial Mortgage Securities Trust,
	[f] 2005-LPD5, F, FRN, 5.705%, 12/15/44	78,978	78,789
	2016-JP3, AS, 3.144%, 8/15/49	450,000	432,419
a,f	JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.406%, 7/25/43	226,172	221,119
	JPMBB Commercial Mortgage Securities Trust,
	[f] 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	253,271
	2015-C33, A4, 3.77%, 12/15/48	250,000	255,623
c	Lehman XS Trust, 2005-1, 2A2, FRN, 3.164%, (1-month USD LIBOR + 1.50%), 7/25/35	68,863	68,914
a,f	Mach One ULC,
	2004-1A, K, 144A, FRN, 5.45%, 5/28/40	41,607	41,441
	2004-1A, L, 144A, FRN, 5.45%, 5/28/40	125,000	124,544

franklintempleton.com	Semiannual Report	17

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Finance (continued)
[c]	Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 5.122%, (1-month USD LIBOR + 3.25%), 3/25/32	$73,094	$74,441
	Merrill Lynch Mortgage Investors Trust,
	[c] 2003-A, 1A, FRN, 2.612%, (1-month USD LIBOR + 0.74%), 3/25/28	175,309	169,155
	[f] 2004-A1, M1, FRN, 3.603%, 2/25/34	189,335	159,065
	[f] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.309%, 11/12/37	27,094	27,057
[a,f]	Mill City Mortgage Loan Trust, 2016-1, A, 144A, FRN, 2.50%, 4/25/57	134,020	132,535
[c]	Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 2.607%, (1-month USD LIBOR + 0.735%), 1/25/35	81,257	81,359
[a,f]	Morgan Stanley Capital I Trust, 2014-150E, C, 144A, FRN, 4.295%, 9/09/32	330,000	339,432
[a,f]	Multi Security Asset Trust LP Commercial Mortgage, 2005-RR4A, K, 144A, FRN, 5.88%, 11/28/35 Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	130,000 34,656	130,116 34,811
[a]	OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	250,000	258,116
[a,c]	OBX Trust, 2018-1, A2, FRN, 144A, 2.527%, (1-month USD LIBOR + 0.65%), 6/25/57	100,000	100,000
[a]	One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	352,188
[a,c]	Radnor RE Ltd., 2018-1, M1, FRN, 144A, 3.254%, (1-month USD LIBOR + 1.40%), 3/25/28	150,000	149,912
	Residential Asset Securities Corp., 2004-KS8, AI6, 4.79%, 9/25/34	11,440	11,558
[f]	Residential Funding Mortgage Securities II, 2004-HI3, A5, FRN, 5.98%, 6/25/34	50,233	51,735
[a]	Towd Point Mortgage Trust,
	[f] 2015-1, 144A, FRN, 2.75%, 11/25/60	273,129	270,703
	[f] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	160,925	160,875
	[f] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	253,796	250,582
	[f] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	255,849	251,639
	[f] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	460,772	455,590
	[f] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	362,254	359,188
	[f] 2017-1, A2, 144A, FRN, 3.50%, 10/25/56	165,000	166,285
	[f] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	98,611	98,017
	[f] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	365,318	361,177
	[c] 2017-5, A1, 144A, FRN, 2.472%, (1-month USD LIBOR + 0.60%), 2/25/57	133,556	134,369
	[f] 2018-1, 144A, FRN, 3.00%, 1/25/58	98,249	97,971
[a,f]	Wachovia Bank Commercial Mortgage Trust, 2003-C7, F, 144A, FRN, 5.954%, 10/15/35	32,059	32,184
[c]	WaMu Mortgage Pass-Through Certificates,
	2005-AR19, A1A1, FRN, 2.142%, (1-month USD LIBOR + 0.27%), 12/25/45	229,071	225,152
	2005-AR8, 1A1A, FRN, 2.452%, (1-month USD LIBOR + 0.58%), 7/25/45	115,830	114,478
[f,g]	Wells Fargo Commercial Mortgage Trust, 2016-NXS6, XA, IO, FRN, 1.652%, 11/15/49	2,822,667	263,035
	Wells Fargo Mortgage Backed Securities Trust,
	[f] 2004-W, A9, FRN, 3.707%, 11/25/34	86,595	88,884
	[f] 2005-AR10, 2A3, FRN, 3.645%, 6/25/35	88,057	88,891
	[f] 2005-AR9, 2A2, FRN, 3.629%, 10/25/33	144,858	144,874
	2007-3, 3A1, 5.50%, 4/25/22	14,452	14,755

	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $19,346,825)		19,553,613

	Mortgage-Backed Securities 78.1%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 42.6%
	FHLMC 30 Year, 3.50%, 10/01/47	4,472,544	4,484,624
	FHLMC Gold 20 Year, 6.50%, 2/01/19	4,237	4,251
	FHLMC Gold 30 Year, 3.50%, 12/01/47	6,312,753	6,330,676
	FHLMC Gold 30 Year, 3.50%, 4/01/48	1,000,000	1,002,634
	FHLMC Gold 30 Year, 4.00%, 8/01/47	6,615,369	6,800,530

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
	FHLMC Gold 30 Year, 4.00%, 11/01/47	$4,694,896	$4,829,753
	FHLMC Gold 30 Year, 4.00%, 4/01/48	720,000	739,963
[i]	FHLMC Gold 30 Year, 4.00%, 4/01/48	3,280,000	3,365,679
	FHLMC Gold 30 Year, 4.50%, 4/01/40	555,923	587,012
	FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	370,930	399,253
	FHLMC Gold 30 Year, 5.50%, 9/01/33	41,737	45,942
	FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	111,787	124,865
	FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	63,713	71,788
	FHLMC Gold 30 Year, 7.50%, 1/01/26 - 8/01/32	134,007	141,222
	FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	97,555	102,360
	FHLMC Gold 30 Year, 8.50%, 6/01/21	6,251	6,293
	FHLMC Gold 30 Year, 9.00%, 9/01/30	23,545	23,852
	FHLMC Gold 30 Year, 9.50%, 3/01/21 - 12/01/22	8,277	8,363

			29,069,060

[j]	Federal National Mortgage Association (FNMA) Adjustable Rate 2.3%
	FNMA, 2.619% - 3.457%, (6-month USD LIBOR +/- MBS Margin), 9/01/18 - 7/01/38	666,033	677,660
	FNMA, 3.47% - 3.716%, (6-month USD LIBOR +/- MBS Margin), 5/01/21 - 4/01/37	656,200	671,451
	FNMA, 3.72% - 4.145%, (6-month USD LIBOR +/- MBS Margin), 1/01/22 - 4/01/37	223,687	228,540

			1,577,651

	Federal National Mortgage Association (FNMA) Fixed Rate 28.8%
	FNMA 15 Year, 3.00%, 4/01/33	3,300,000	3,298,103
	FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	8,291	8,424
	FNMA 30 Year, 3.50%, 3/01/48	7,950,000	7,970,256
	FNMA 30 Year, 3.50%, 7/01/56	1,169,036	1,168,788
	FNMA 30 Year, 4.00%, 4/01/48	1,800,000	1,849,691
[i]	FNMA 30 Year, 4.50%, 4/01/48	1,600,000	1,675,005
	FNMA 30 Year, 5.00%, 4/01/34	117,821	126,408
	FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	575,516	628,282
	FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35	573,177	630,464
	FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	327,749	370,332
	FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	563,055	632,697
	FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	247,716	276,843
	FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	550,175	614,403
	FNMA 30 Year, 6.50%, 8/01/32	90,601	101,185
	FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	27,746	31,964
	FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	24,440	27,529
	FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	158,573	169,635
	FNMA 30 Year, 9.00%, 8/01/24 - 4/01/25	1,468	1,601
	FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	36,993	38,720
	FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21	5,173	5,214
	FNMA 30 Year, 10.50%, 5/01/30	1,059	1,061
	FNMA PL 30 Year, 10.00%, 9/01/20	6,434	6,511

			19,633,116

	Government National Mortgage Association (GNMA) Fixed Rate 4.4%
	GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	104,026	116,433
	GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	54,871	57,288
	GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	30,360	31,794
	GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	35,874	38,202
	GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	16,851	16,897
	GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	34,984	35,265
	GNMA I SF 30 Year, 10.00%, 12/15/18	750	753

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
	GNMA II SF 30 Year, 3.50%, 9/20/47	$585,237	$591,330
	GNMA II SF 30 Year, 3.50%, 11/20/47	1,341,131	1,355,116
i	GNMA II SF 30 Year, 3.50%, 4/01/48	460,000	464,243
	GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	163,272	183,867
	GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	102,383	115,555
	GNMA II SF 30 Year, 8.00%, 8/20/26	98	112
	GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	867	900
	GNMA II SF 30 Year, 10.50%, 6/20/20	7	7

			3,007,762

	Total Mortgage-Backed Securities (Cost $53,541,002)		53,287,589

	Total Investments before Short Term Investments (Cost $73,469,559)		73,388,153

		Shares

	Short Term Investments (Cost $512,091) 0.7%
	Money Market Funds 0.7%
k,l	Institutional Fiduciary Trust Money Market Portfolio, 1.24%	512,091	512,091

	Total Investments (Cost $73,981,650) 108.3%		73,900,244
	Other Assets, less Liabilities (8.3)%		(5,678,362)

	Net Assets 100.0%		$68,221,882

†Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $8,018,014, representing 11.8% of net assets.

bThe coupon rate shown represents the rate at period end.

cThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

dFair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.

eSee Note 7 regarding defaulted securities.

fAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

gInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

hThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.

iSecurity purchased on a to-be-announced (TBA) basis. See Note 1(c).

jAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

kSee Note 3(f) regarding investments in affiliated management investment companies.

lThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS (UNAUDITED)

At March 31, 2018, the Fund had the following futures contracts outstanding. See Note 1(d).

Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	3	$481,406	6/20/18	$(17,446)
U.S. Treasury 5 Yr. Note	Long	14	1,602,453	6/29/18	4,449
U.S. Treasury 10 Yr. Note Ultra	Long	14	1,818,031	6/20/18	25,775
U.S. Treasury 30 Yr. Bond	Long	15	2,199,375	6/20/18	51,803

Total Futures Contracts					$64,581

*As of period end.

See Abbreviations on page 34.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Financial Statements

Statement of Assets and Liabilities

March 31, 2018 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 73,469,559
Cost - Non-controlled affiliates (Note 3f)	512,091

Value - Unaffiliated issuers	$ 73,388,153
Value - Non-controlled affiliates (Note 3f)	512,091
Cash	31,650
Receivables:
Capital shares sold	30,039
Interest	217,124
Deposits with brokers for:
Futures contracts	55,408
Other assets	68

Total assets	74,234,533

Liabilities:
Payables:
Investment securities purchased	5,521,007
Capital shares redeemed	377,910
Management fees	15,087
Distribution fees	13,397
Transfer agent fees	29,030
Distributions to shareholders	10,494
Accrued expenses and other liabilities	45,726

Total liabilities	6,012,651

Net assets, at value	$ 68,221,882

Net assets consist of:
Paid-in capital	$ 86,954,747
Distributions in excess of net investment income	(312,658)
Net unrealized appreciation (depreciation)	(16,794)
Accumulated net realized gain (loss)	(18,403,413)

Net assets, at value	$ 68,221,882

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)

March 31, 2018 (unaudited)

Class A:
Net assets, at value	$18,398,860

Shares outstanding	2,020,677

Net asset value per share[a]	$9.11

Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.51

Class A1:
Net assets, at value	$37,502,465

Shares outstanding	4,116,259

Net asset value per share[a]	$9.11

Maximum offering price per share (net asset value per share ÷ 95.75%)	$9.51

Class C:
Net assets, at value	$5,275,920

Shares outstanding	579,394

Net asset value and maximum offering price per share[a]	$9.11

Class R6:
Net assets, at value	$438,855

Shares outstanding	48,271

Net asset value and maximum offering price per share	$9.09

Advisor Class:
Net assets, at value	$6,605,782

Shares outstanding	726,060

Net asset value and maximum offering price per share	$9.10

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	23

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended March 31, 2018 (unaudited)

Investment income:
Dividends:
Non-controlled affiliates (Note 3f)	$5,532
Interest:
Unaffiliated issuers:
Paydown gain (loss)	(283,855)
Paid in cash	1,521,514

Total investment income	1,243,191

Expenses:
Management fees (Note 3a)	144,820
Distribution fees: (Note 3c)
Class A	25,395
Class C	19,009
Transfer agent fees: (Note 3e)
Class A	16,409
Class A1	31,419
Class C	4,759
Class R6	446
Advisor Class	5,566
Custodian fees (Note 4)	534
Reports to shareholders	13,364
Registration and filing fees	49,910
Professional fees	30,064
Trustees’ fees and expenses	1,024
Other	31,157

Total expenses	373,876
Expense reductions (Note 4)	(102)
Expenses waived/paid by affiliates (Note 3g)	(22,587)

Net expenses	351,187

Net investment income	892,004

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(522,711)
Foreign currency transactions	4
Futures contracts	(238,015)

Net realized gain (loss)	(760,722)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(925,627)
Futures contracts	120,378

Net change in unrealized appreciation (depreciation)	(805,249)

Net realized and unrealized gain (loss)	(1,565,971)

Net increase (decrease) in net assets resulting from operations	$(673,967)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended March 31, 2018 (unaudited)	Year Ended September 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$892,004	$1,700,942
Net realized gain (loss)	(760,722)	(1,657,169)
Net change in unrealized appreciation (depreciation)	(805,249)	82,807

Net increase (decrease) in net assets resulting from operations	(673,967)	126,580

Distributions to shareholders from:
Net investment income:
Class A	(315,840)	(735,045)
Class A1	(652,978)	(1,411,458)
Class C	(79,787)	(185,197)
Class R6	(6,730)	(26)
Advisor Class	(115,626)	(244,016)
Tax return of capital:
Class A	—	(11,031)
Class A1	—	(21,821)
Class C	—	(2,856)
Class R6	—	(1)
Advisor Class	—	(3,942)

Total distributions to shareholders	(1,170,961)	(2,615,393)

Capital share transactions: (Note 2)
Class A	(2,226,535)	(12,242,804)
Class A1	(2,349,782)	(11,327,345)
Class C	(882,096)	(2,934,339)
Class R6	443,880	5,000
Advisor Class	(850,356)	(434,713)

Total capital share transactions	(5,864,889)	(26,934,201)

Net increase (decrease) in net assets	(7,709,817)	(29,423,014)
Net assets:
Beginning of period	75,931,699	105,354,713

End of period	$68,221,882	$75,931,699

Distributions in excess of net investment income included in net assets:
End of period	$(312,658)	$(33,701)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	25

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor Class. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange

26	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 8 regarding other derivative information.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

franklintempleton.com	Semiannual Report	27

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

f. Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2018, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately on the Statement of Operations. Dividend income is recorded on the ex-dividend date. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

28	Semiannual Report	franklintempleton.com

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest

At March 31, 2018, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017[a]

	Shares	Amount	Shares	Amount

Class A Shares:
Shares sold	408,515	$3,782,535	801,773	$7,524,637
Shares issued in reinvestment of distributions	31,572	290,869	73,222	686,195
Shares redeemed	(683,115)	(6,299,939)	(2,183,021)	(20,453,636)

Net increase (decrease)	(243,028)	$(2,226,535)	(1,308,026)	$(12,242,804)

Class A1 Shares:
Shares sold	81,567	$752,621	199,931	$1,873,549
Shares issued in reinvestment of distributions	66,792	615,426	144,795	1,357,943
Shares redeemed	(402,220)	(3,717,829)	(1,553,196)	(14,558,837)

Net increase (decrease)	(253,861)	$(2,349,782)	(1,208,470)	$(11,327,345)

Class C Shares:
Shares sold	23,158	$213,326	93,491	$879,328
Shares issued in reinvestment of distributions	7,958	73,337	18,250	171,045
Shares redeemed	(126,996)	(1,168,759)	(425,443)	(3,984,712)

Net increase (decrease)	(95,880)	$(882,096)	(313,702)	$(2,934,339)

Class R6 Shares:
Shares sold	56,328	$522,863	533	$5,000
Shares issued in reinvestment of distributions	728	6,685	—	—
Shares redeemed	(9,318)	(85,668)	—	—

Net increase (decrease)	47,738	$443,880	533	$5,000

Advisor Class Shares:
Shares sold	121,354	$1,120,212	743,154	$6,947,738
Shares issued in reinvestment of distributions	7,028	64,508	16,400	153,614
Shares redeemed	(219,984)	(2,035,076)	(805,806)	(7,536,065)

Net increase (decrease)	(91,602)	$(850,356)	(46,252)	$(434,713)

aFor the period August 1, 2017 (effective date) to September 30, 2017, for Class R6.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.400%	First $250 million
0.380%	Over $250 million, up to and including $500 million
0.360%	In excess of $500 million

For the period ended March 31, 2018, the annualized gross effective investment management fee rate was 0.400% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$3,324
CDSC retained	$96

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended March 31, 2018, the Fund paid transfer agent fees of $58,599, of which $10,188 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended March 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 1.24%	841,566	10,752,918	(11,082,393)	512,091	$512,091	$5,532	$—	$—

g. Waiver and Expense Reimbursements

Effective February 1, 2018, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses) for Class A, Class A1, Class C and Advisor Class of the Fund do not exceed 0.75%, and Class R6 does not exceed 0.64% based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until January 31, 2019. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% until January 31, 2019.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2018, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes (continued)

At September 30, 2017, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2018	$6,929,694
2019	8,155,073
Capital loss carryforwards not subject to expiration:
Short term	1,551,315
Long term	1,062,293

Total capital loss carryforwards	$17,698,375

At March 31, 2018, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$73,940,712

Unrealized appreciation	$1,216,778
Unrealized depreciation	(1,192,543)

Net unrealized appreciation (depreciation)	$24,235

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to paydown losses.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2018, aggregated $115,133,925 and $120,928,363, respectively.

7. Credit Risk and Defaulted Securities

At March 31, 2018, the Fund had 6.2% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At March 31, 2018, the value of this security represents less than 0.1% of the Fund’s portfolio. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of Investments.

8. Other Derivative Information

At March 31, 2018, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$82,027	[a]	Variation margin on futures contracts	$17,446	[a]

aThis amount reflects the cumulative appreciation (depreciation) of future contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the period ended March 31, 2018, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(238,015)	Futures contracts	$120,378

For the period ended March 31, 2018, the average month end notional amount of futures contracts represented $6,324,096.

See Note 1(d) regarding derivative financial instruments.

9. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 8, 2019. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2018, the Fund did not use the Global Credit Facility.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A summary of inputs used as of March 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$99,591	$—	$99,591
U.S. Government and Agency Securities	—	447,360	—	447,360
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	19,545,482	8,131	19,553,613
Mortgage-Backed Securities	—	53,287,589	—	53,287,589
Short Term Investments	512,091	—	—	512,091
Total Investments in Securities	$512,091	$73,380,022	$8,131	$73,900,244
Other Financial Instruments:
Futures Contracts	$82,027	$—	$—	$82,027

Liabilities:
Other Financial Instruments:
Futures Contracts	$17,446	$—	$—	$17,446

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FRN	Floating Rate Note
IO	Interest Only
LIBOR	London InterBank Offered Rate
MFM	Multi-Family Mortgage
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

(Fund)

At an in-person meeting held on February 27, 2018 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the U.S. Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

SHAREHOLDER INFORMATION

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2017. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional U.S. mortgage funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers (Management Rate), if any, of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A shares for the other funds in the Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and seven other U.S. mortgage funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2017, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to Franklin Resources, Inc. and certain Franklin Templeton funds, has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

SHAREHOLDER INFORMATION

systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board noted that the Fund does not have an asset size that would likely enable the Fund to achieve economies of scale, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and

Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter

Franklin Strategic Mortgage Portfolio

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	357 S 05/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer - Finance and Administration

Date	May 24, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer

Date	May 24, 2018